Goodwill - Allocation (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 2,923	$ 3,473	$ 2,272
Primrose (Foster Creek)
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	1,171	1,171
Christina Lake
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	1,101	1,101
Lloydminister thermal
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	651	651
Sunrise
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 0	$ 550